Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders
Consolidated Balance at Dec. 31, 2014	$ 253,484	$ 4,947	$ 127,350	$ 121,187	$ 0
Consolidated Balance, units at Dec. 31, 2014		381,334	9,342,692	9,342,692	0
Net income	27,072	$ 544	$ 12,465	$ 12,465	$ 1,598
Issuance of subordinated Series A Units and general partner units, value	27,662	$ 551			$ 27,111
Issuance of subordinated Series A Units and general partner units		32,509			1,592,920
Cash distribution	(28,904)	$ (578)	(13,498)	(13,498)	$ (1,330)
Consolidated Balance at Dec. 31, 2015	279,314	$ 5,464	$ 126,317	$ 120,154	$ 27,379
Consolidated Balance, units at Dec. 31, 2015		413,843	9,342,692	9,342,692	1,592,920
Net income	24,890	$ 492	$ 11,306	$ 11,186	$ 1,906
Equity offering	4,099	$ 89	$ 4,010
Equity offering, units		6,798	333,103
Cash distribution	(35,180)	$ (702)	$ (15,998)	(15,788)	(2,692)
Consolidated Balance at Dec. 31, 2016	273,123	$ 5,343	$ 125,635	$ 115,552	$ 26,593
Consolidated Balance, units at Dec. 31, 2016		420,641	9,675,795	9,342,692	1,592,920
Net income	14,631	$ 290	$ 7,771	$ 5,479	$ 1,091
Equity offering	4,088	$ 84	$ 4,004
Equity offering, units		6,858	336,011
Cash distribution	(36,111)	$ (720)	$ (16,911)	(15,788)	(2,692)
Conversion of subordinated units, value			$ 105,243	$ (105,243)
Conversion of subordinated units			9,342,692	(9,342,692)
Consolidated Balance at Dec. 31, 2017	$ 255,731	$ 4,997	$ 225,742	$ 0	$ 24,992
Consolidated Balance, units at Dec. 31, 2017		427,499	19,354,498	0	1,592,920